Note 15 - Shareholders' Equity (Details Textual)	1 Months Ended			3 Months Ended								12 Months Ended
	Dec. 31, 2012 $ / shares	Jan. 31, 2012 $ / shares	Oct. 31, 2010 $ / shares	Oct. 31, 2016 $ / shares shares	Jul. 31, 2016 $ / shares	Apr. 30, 2016 $ / shares	Jan. 31, 2016 $ / shares	Oct. 31, 2015 $ / shares shares	Jul. 31, 2015 $ / shares	Apr. 30, 2015 $ / shares	Jan. 31, 2015 $ / shares	Oct. 31, 2016 USD ($) $ / shares shares	Oct. 31, 2015 USD ($) $ / shares shares	Oct. 31, 2014 USD ($) $ / shares	Jul. 14, 2015 shares
Common Stock, Shares, Outstanding				7,081,159				7,059,548				7,081,159	7,059,548
Stock Repurchase Program, Number of Shares Authorized to be Repurchased															400,000
Purchase And Retire Percentage Of Shares In Common Stock Outstanding															6.00%
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased				398,400								398,400
Stock Repurchased and Retired During Period, Shares												14,225
Stock Repurchased and Retired During Period, Value | $												$ (40,150)	$ (379,675)	$ (195,206)
Common Stock Dividends, Rights Per Share												1
Minimum Percentage of Stock Owner in Stockholder Protection Rights Agreement				15.00%								15.00%
Preferred Stock, Exercise Price | $ / shares												$ 25
Preferred Stock, Number of Votes												1,000
Preferred Stock, Dividend Rate, Percentage												1000.00%
Preferred Stock, Redemption Price Per Share | $ / shares				$ 0.0001								$ 0.0001
Preferred Stock, Capital Shares Reserved for Future Issuance				100,000								100,000
Common Stock, Dividends, Per Share, Declared | $ / shares	$ 0.02	$ 0.015	$ 0.01	$ 0	$ 0	$ 0	$ 0	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0	$ 0.08	$ 0.08
Preferred Stock Dividends, Rights Per Share, No Par Value | $ / shares												$ 0
Minimum [Member]
Stock Repurchase Program, Period in Force												2 years
Maximum [Member]
Stock Repurchase Program, Period in Force												3 years